Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
Summary of Property Plant and Equipment

The following table sets forth the property, plant and equipment as of December 31, 2025, December 31, 2024, and January 1, 2024:

	As of December 31,		As of January 01,
	2025	2024	2024
Classes of Property, Plant and Equipment, Gross	ThUS$	ThUS$	ThUS$
Property, Plant and Equipment, Gross	13,550,600	12,970,260	13,490,829
Construction in progress	920,872	2,287,718	2,818,207
Land	64,146	75,630	79,841
Buildings	1,686,758	1,008,015	935,434
Generation plant and equipment	8,917,115	8,065,315	8,009,282
Network infrastructure	1,615,594	1,353,318	1,462,818
Fixtures and fittings	168,104	156,176	161,218
Other property, plant, and equipment	178,011	24,088	24,029

	As of December 31,		As of January 01,
	2025	2024	2024
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThUS$	ThUS$	ThUS$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(5,787,164)	(5,390,567)	(5,680,969)
Buildings	(227,462)	(223,852)	(217,616)
Generation Plant and equipment	(4,745,188)	(4,500,446)	(4,752,506)
Network infrastructure	(677,403)	(546,371)	(585,676)
Fixtures and fittings	(105,556)	(95,994)	(101,486)
Other property, plant, and equipment	(31,555)	(23,904)	(23,685)

	As of December 31,		As of January 01,
	2025	2024	2024
Classes of Property, Plant and Equipment, Net	ThUS$	ThUS$	ThUS$
Property, Plant and Equipment, Net	7,763,436	7,579,693	7,809,860
Construction in progress	920,872	2,287,718	2,818,207
Land	64,146	75,630	79,841
Buildings	1,459,296	784,163	717,818
Generation plant and equipment	4,171,927	3,564,869	3,256,776
Network infrastructure	938,191	806,947	877,142
Fixtures and fittings	62,548	60,182	59,732
Other property, plant, and equipment	146,456	184	344

Summary of Changes in Property Plant and Equipment

The composition and movements of the property, plant and equipment accounts during the years ended December 31, 2025 and 2024 are as follows:

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other property, plant and equipment	Property, Plant and Equipment, Net
Movements in 2025	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Balance as of January 1, 2025	2,287,718	75,630	784,163	3,564,869	806,947	60,182	184	7,579,693
Increases other than from business combinations	441,569	—	—	70	3,089	—	—	444,728
Increases (decreases) from foreign currency translation differences	23,054	187	929	351	75,936	2,487	—	102,944
Depreciation (1)	—	—	(39,557)	(217,481)	(43,707)	(9,707)	(7,278)	(317,730)
Impairment losses recognized in income for the year (2)	(35,458)	—	—	—	—	—	—	(35,458)
Increases (decreases) from transfers and other movements	(1,788,939)	(3,885)	686,919	856,308	96,183	10,053	143,361	—
Increases (decreases) from transfers from construction in progress	(1,788,939)	(3,885)	686,919	856,308	96,183	10,053	143,361	—
Disposals and removals from service	—	(4,203)	(63)	(6,331)	(388)	(9)	—	(10,994)
Removals	—	(4,203)	(63)	(6,331)	(388)	(9)	—	(10,994)
Other increases (decreases)	(7,790)	(3,648)	26,810	(26,479)	131	(893)	10,189	(1,680)
Argentine hyperinflationary economy	718	65	95	620	—	435	—	1,933
Total movements	(1,366,846)	(11,484)	675,133	607,058	131,244	2,366	146,272	183,743
Balance as of December 31, 2025	920,872	64,146	1,459,296	4,171,927	938,191	62,548	146,456	7,763,436

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other property, plant and equipment	Property, Plant and Equipment, Net
Movements in 2024	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Balance as of January 1, 2024	2,818,207	79,841	717,818	3,256,776	877,142	59,732	344	7,809,860
Increases other than from business combinations	553,872	—	—	11,733	3,531	—	—	569,136
Increases (decreases) from foreign currency translation differences	(216,066)	(8,744)	(7,324)	(143,742)	(100,873)	(7,454)	2	(484,201)
Depreciation (1)	—	—	(10,346)	(214,814)	(30,732)	(8,731)	(162)	(264,785)
Impairment losses recognized in income for the year (2)	(36,242)	—	—	—	—	—	—	(36,242)
Increases (decreases) from transfers and other movements	(828,714)	5,703	85,508	659,414	62,980	15,109	—	—
Increases (decreases) from transfers from construction in progress	(828,714)	5,703	85,508	659,414	62,980	15,109	—	—
Disposals and removals from service	(773)	(11)	—	(1,016)	(606)	(11)	—	(2,417)
Removals	(773)	(11)	—	(1,016)	(606)	(11)	—	(2,417)
Other increases (decreases)	(3,630)	(1,326)	(1,730)	(4,978)	(4,495)	1,267	—	(14,892)
Argentine hyperinflationary economy	1,064	167	237	1,496	—	270	—	3,234
Total movements	(530,489)	(4,211)	66,345	308,093	(70,195)	450	(160)	(230,167)
Balance as of December 31, 2024	2,287,718	75,630	784,163	3,564,869	806,947	60,182	184	7,579,693
(1)	See Note 31.a).
(2)	See Note 16 c) item iv).